Average Annual Total Returns - FidelityFreedomIndexFunds-InvestorComboPRO - FidelityFreedomIndexFunds-InvestorComboPRO - Fidelity Freedom Index Income Fund	May 30, 2024
Fidelity Freedom Index Income Fund - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	8.28%
Past 5 years	3.50%
Past 10 years	3.05%
Fidelity Freedom Index Income Fund - Investor Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	7.08%
Past 5 years	2.30%
Past 10 years	2.08%
Fidelity Freedom Index Income Fund - Investor Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.94%
Past 5 years	2.32%
Past 10 years	2.03%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
F1898
Average Annual Return:
Past 1 year	8.47%
Past 5 years	3.68%
Past 10 years	3.19%